HELLENIC REPUBLIC BANK SUPPORT PLAN (Tables)	12 Months Ended
Dec. 31, 2013
Hellenic Republic Bank Support Plan Tables [Abstract]
Hellenic Republic Bank Support Plan Tables [Text Block]

Pillar II - Government guaranteed short-term borrowings facility
Under the government-guaranteed borrowings facility, we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Floating Rate Notes	June 7, 2011	June 2014	1,925	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	May 2, 2013	May 2016	4,500	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	June 26, 2013	June 2015	4,265	Three-month Euribor plus 800 bps	Quarterly
Floating Rate Notes	December 12, 2013	December 2014	4,108	Three-month Euribor plus 1,200 bps	Quarterly
Total			14,798